Other equity - Summary of Hedge Reserve (Detail) - Hedge reserve ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure Of Detailed Information About Reserve Of Cash Flow Hedges Of Equity [line Items]
Beginning balance	₨ (618)		₨ (1,328)	₨ (5,224)
OCI for the year	(2,205)		861	3,565
Recognition of non-controlling interests pursuant to the Transaction				716
Attributable to non-controlling interests	129		(151)	(385)
Amount transferred to property, plant and equipment	827
Ending balance	₨ (1,867)	$ (22)	₨ (618)	₨ (1,328)